Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Common Shares [Member]	Premium on Common Shares [Member]	Retained Earnings [Member]
Balance at Jun. 30, 2011	$ 63,767,184	$ 6,732,344	$ 42,688,316	$ 14,346,524
Net income (Loss)	5,783,998	0	0	5,783,998
Issuance of common shares	697,775	38,929	658,846	0
Issuance of common shares under the incentive compensation plan	337,041	32,668	304,373	0
Share-based compensation expense	375,103	0	375,103	0
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	21,563	0	21,563	0
Dividends on common shares	(4,762,257)	0	0	(4,762,257)
Balance at Jun. 30, 2012	66,220,407	6,803,941	44,048,201	15,368,265
Net income (Loss)	7,200,776	0	0	7,200,776
Issuance of common shares	587,359	28,436	558,923	0
Issuance of common shares under the incentive compensation plan	264,102	31,876	232,226	0
Share-based compensation expense	657,607	0	657,607	0
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	26,166	0	26,166	0
Dividends on common shares	(4,951,002)	0	0	(4,951,002)
Balance at Jun. 30, 2013	70,005,415	6,864,253	45,523,123	17,618,039
Net income (Loss)	8,275,128	0	0	8,275,128
Issuance of common shares	595,249	28,809	566,440	0
Issuance of common shares under the incentive compensation plan	349,626	49,696	299,930	0
Share-based compensation expense	762,340	0	762,340	0
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	30,505	0	30,505	0
Dividends on common shares	(5,289,911)	0	0	(5,289,911)
Balance at Jun. 30, 2014	$ 74,728,352	$ 6,942,758	$ 47,182,338	$ 20,603,256